Consolidated Statements Of Redeemable Convertible Preferred Stock, Stockholders' Equity And Comprehensive Income (Loss) (Parenthetical) (USD $) In Thousands, except Per Share data	12 Months Ended
Dec. 31, 2008
Statement of Stockholders' Equity [Abstract]
Issuance of Series D redeemable convertible preferred stock, per share	$ 11.47
Issuance of Series D redeemable convertible preferred stock, issuance cost	$ 421